Taxes On Income (Schedule Of The Qualifying Percentage Of The Value Of The Productive Assets) (Details) (ILS) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Up to NIS 140 [Member]
Taxes On Income [Line Items]
New proportion that the required investment bears to the value of productive assets	12.00%
NIS 140 - NIS 500 [Member]
Taxes On Income [Line Items]
New proportion that the required investment bears to the value of productive assets	7.00%
More than NIS 500 [Member]
Taxes On Income [Line Items]
New proportion that the required investment bears to the value of productive assets	5.00%
Minimum [Member] | NIS 140 - NIS 500 [Member]
Taxes On Income [Line Items]
Value of productive assets before the expansion	140
Minimum [Member] | More than NIS 500 [Member]
Taxes On Income [Line Items]
Value of productive assets before the expansion	500
Maximum [Member] | Up to NIS 140 [Member]
Taxes On Income [Line Items]
Value of productive assets before the expansion	140
Maximum [Member] | NIS 140 - NIS 500 [Member]
Taxes On Income [Line Items]
Value of productive assets before the expansion	500